UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

July 31, 2011

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—99.56%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$9,643,826	$10,073,277
0.50%, 04/15/15	14,746,960	15,620,256
0.63%, 04/15/13	10,071,063	10,404,667
1.25%, 04/15/14	10,778,689	11,528,145
1.63%, 01/15/15(a)	13,454,206	14,778,604
1.88%, 07/15/13	15,709,393	16,745,231
1.88%, 07/15/15	13,004,807	14,559,288
2.00%, 04/15/12(a)	10,490,214	10,681,988
2.00%, 01/15/14	16,287,504	17,664,308
2.00%, 07/15/14	14,887,556	16,392,595
2.00%, 01/15/16	12,631,069	14,286,924
2.50%, 07/15/16	12,307,700	14,342,901
3.00%, 07/15/12	17,052,116	17,710,221
3.38%, 01/15/12(a)	5,056,061	5,139,013

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $187,957,078)		189,927,418

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.87%

MONEY MARKET FUNDS—8.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(b)(c)(d)	13,671,563	13,671,563
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(b)(c)(d)	1,728,437	1,728,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	1,517,982	1,517,982

		16,917,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,917,982)		16,917,982

TOTAL INVESTMENTS IN SECURITIES—108.43%
(Cost: $204,875,060)		206,845,400
Other Assets, Less Liabilities—(8.43)%		(16,078,222)

NET ASSETS—100.00%		$190,767,178

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

Security	Principal	Value

CORPORATE BONDS & NOTES(a)—93.93%

AGRICULTURE—1.23%
Archer-Daniels-Midland Co.
0.42%, 08/13/12	$550,000	$550,967

		550,967
AUTO MANUFACTURERS—0.78%
Volkswagen International Finance NV
0.86%, 04/01/14(b)	350,000	351,137

		351,137
AUTO PARTS & EQUIPMENT—0.45%
Johnson Controls Inc.
0.68%, 02/04/14	200,000	200,547

		200,547
BANKS—61.67%
Abbey National Treasury Services PLC
1.83%, 04/25/14	550,000	544,653
ABN Amro Bank NV
2.02%, 01/30/14(b)	400,000	408,039
ANZ National International Ltd.
1.25%, 12/20/13(b)	500,000	500,498
Australia and New Zealand Banking Group Ltd.
0.53%, 06/18/12(b)	100,000	100,092
0.99%, 01/10/14(b)	400,000	401,192
Bank of America Corp. Series L
1.67%, 01/30/14	1,150,000	1,147,761
Bank of New York Mellon Corp. (The)
0.52%, 07/28/14	250,000	250,072
Bank of Tokyo-Mitsubishi UFJ
0.92%, 02/24/14(b)	250,000	249,693
Barclays Bank PLC
1.05%, 03/05/12(b)	400,000	401,196
1.29%, 01/13/14	250,000	250,505
BBVA U.S. Senior SA Unipersonal
2.39%, 05/16/14	200,000	195,619
BNP Paribas SA
1.15%, 01/10/14	500,000	493,612
BPCE SA
2.02%, 02/07/14(b)	100,000	100,663
Citigroup Inc.
0.55%, 11/05/14	200,000	191,681
1.18%, 04/01/14	600,000	593,962
1.70%, 01/13/14	500,000	501,840
2.26%, 08/13/13	300,000	304,550
Commonwealth Bank of Australia
0.63%, 12/10/12(b)	400,000	401,746
0.75%, 06/25/14(b)	400,000	402,774
0.80%, 03/19/13(b)	600,000	599,526
0.98%, 03/17/14(b)	300,000	300,486
Credit Agricole SA
1.70%, 01/21/14(b)	500,000	497,659
Danske Bank A/S
0.61%, 05/24/12(b)	400,000	399,646

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

Dexia Credit Local SA
0.50%, 01/12/12(b)	500,000	499,801
Goldman Sachs Group Inc. (The)
0.85%, 09/29/14	300,000	292,116
1.27%, 02/07/14	1,000,000	990,187
Goldman Sachs Group Inc. (The) Series B
0.65%, 07/22/15	500,000	477,112
HSBC Bank PLC
0.69%, 05/15/13(b)	700,000	699,631
ING Bank NV
1.30%, 03/15/13(b)	750,000	750,048
1.57%, 10/18/13(b)	500,000	502,972
Intesa Sanpaolo SpA
2.66%, 02/24/14(b)	500,000	491,468
JPMorgan Chase & Co.
0.91%, 02/26/13	850,000	855,432
1.00%, 05/02/14	600,000	597,893
1.05%, 01/24/14	450,000	449,283
KfW
0.25%, 01/25/13	400,000	400,046
Landwirtschaftliche Rentenbank
0.38%, 01/28/14(b)	200,000	199,780
Lloyds TSB Bank PLC
2.60%, 01/24/14	250,000	253,382
Morgan Stanley
0.55%, 01/09/14	550,000	532,288
1.23%, 04/29/13	1,100,000	1,091,984
1.85%, 01/24/14	500,000	499,453
National Australia Bank Ltd.
0.97%, 04/11/14(b)	500,000	499,504
1.20%, 07/25/14(b)	150,000	149,867
PNC Funding Corp.
0.45%, 01/31/14(c)	400,000	396,992
Rabobank Nederland
0.45%, 01/26/12(b)	400,000	400,248
Royal Bank of Canada
0.40%, 12/12/12	400,000	400,402
0.55%, 04/17/14	200,000	200,204
Royal Bank of Scotland Group PLC
0.51%, 03/30/12(b)	600,000	600,625
0.96%, 05/11/12(b)	200,000	200,904
Santander US Debt SA Unipersonal
1.05%, 03/30/12(b)	500,000	499,039
Societe Generale
1.30%, 04/11/14(b)	430,000	421,049
SunTrust Bank
0.37%, 05/21/12	400,000	399,326
Toronto-Dominion Bank (The)
0.43%, 07/26/13	150,000	150,028
UBS AG Stamford
1.36%, 02/23/12	500,000	502,838
US Bank N.A.
0.53%, 10/14/14	550,000	545,835
Wachovia Bank N.A./Wells Fargo & Co.
0.65%, 11/03/14	250,000	241,870
Wachovia Corp./Wells Fargo & Co.
0.38%, 04/23/12	750,000	750,516
2.04%, 05/01/13	250,000	255,629
Wells Fargo & Co.
0.45%, 10/28/15	750,000	726,589
Westpac Banking Corp.
0.44%, 12/14/12(b)	400,000	400,109

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

0.53%, 09/10/14(b)	400,000	400,388
0.80%, 04/08/13(b)	100,000	100,258
0.98%, 03/31/14(b)(d)	650,000	650,734

		27,713,295
BEVERAGES—2.01%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 01/27/14	200,000	201,355
Coca-Cola Co. (The)
0.31%, 05/15/12	200,000	200,159
PepsiCo Inc.
0.35%, 05/10/13	500,000	500,620

		902,134
COMPUTERS—1.78%
Hewlett-Packard Co.
0.37%, 09/13/12	200,000	200,176
0.53%, 05/24/13	200,000	200,432
International Business Machines Corp.
0.31%, 11/04/11	400,000	399,899

		800,507
DIVERSIFIED FINANCIAL SERVICES—12.20%
American Express Credit Corp.
1.89%, 06/19/13	550,000	561,287
American Express Credit Corp. Series C
0.31%, 02/24/12	100,000	99,931
American Honda Finance Corp.
0.47%, 08/28/12(b)	200,000	199,964
Credit Suisse (USA) Inc.
0.50%, 04/12/13	400,000	399,187
General Electric Capital Corp.
0.37%, 04/10/12	600,000	600,862
0.88%, 04/07/14	200,000	198,802
1.14%, 05/09/16	250,000	249,653
General Electric Capital Corp. Series A
0.40%, 11/01/12	750,000	749,814
0.51%, 09/15/14	750,000	734,909
HSBC Finance Corp.
0.50%, 01/15/14	550,000	540,344
0.60%, 07/19/12	400,000	399,407
0.60%, 09/14/12	250,000	249,324
Merrill Lynch & Co. Inc. Series C
0.48%, 06/05/12	500,000	498,524

		5,482,008
ELECTRIC—0.45%
Georgia Power Co.
0.52%, 01/15/13	200,000	200,284

		200,284
GAS—0.33%
Sempra Energy
1.01%, 03/15/14	150,000	150,632

		150,632

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

HEALTH CARE—PRODUCTS—0.45%
Johnson & Johnson
0.35%, 05/15/14	200,000	200,389

		200,389
INSURANCE—4.78%
American International Group Inc. Series 1
0.36%, 10/18/11	200,000	199,521
Berkshire Hathaway Finance Corp.
0.58%, 01/10/14	350,000	351,100
Berkshire Hathaway Inc.
0.70%, 02/11/13	350,000	352,286
MetLife Global Funding I
0.75%, 04/10/12(b)	400,000	401,132
1.00%, 01/10/14(b)	200,000	199,970
MetLife Institutional Funding II
0.65%, 03/27/12(b)	200,000	200,400
1.15%, 04/04/14(b)	100,000	100,217
Monumental Global Funding III
0.45%, 01/15/14(b)	150,000	145,234
Sun Life Financial Global Funding LP
0.50%, 10/06/13(b)	200,000	198,504

		2,148,364
MACHINERY—0.33%
Caterpillar Inc.
0.42%, 05/21/13	150,000	150,269

		150,269
MULTI-NATIONAL—2.23%
European Investment Bank
0.55%, 03/05/12	800,000	801,690
Inter-American Development Bank
0.71%, 05/20/14	200,000	202,385

		1,004,075
OIL & GAS—1.34%
Shell International Finance BV
0.60%, 06/22/12	300,000	301,104
Total Capital Canada Ltd.
0.35%, 05/13/13	300,000	300,161

		601,265
PHARMACEUTICALS—1.23%
Sanofi-Aventis
0.45%, 03/28/13	550,000	551,588

		551,588
RETAIL—0.67%
Target Corp.
0.42%, 07/18/14	300,000	300,439

		300,439

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

SEMICONDUCTORS—0.89%
Texas Instruments Inc.
0.44%, 05/15/13	400,000	400,855

		400,855
TELECOMMUNICATIONS—1.11%
Cisco Systems Inc.
0.50%, 03/14/14	200,000	200,637
Telefonica Emisiones SAU
0.60%, 02/04/13	200,000	196,509
Verizon Communications Inc.
0.86%, 03/28/14	100,000	101,063

		498,209

TOTAL CORPORATE BONDS & NOTES
(Cost: $42,269,368)		42,206,964
FOREIGN GOVERNMENT BONDS & NOTES(a)(e)—0.89%

CANADA—0.89%
Ontario (Province of)
0.41%, 11/19/12	400,000	400,261

		400,261

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $400,274)		400,261

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.47%

MONEY MARKET FUNDS—2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.15%(c)(f)(g)	228,599	228,599
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%(c)(f)(g)	28,901	28,901
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(c)(f)	851,588	851,588

		1,109,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,109,088)		1,109,088

TOTAL INVESTMENTS IN SECURITIES—97.29%
(Cost: $43,778,730)		43,716,313
Other Assets, Less Liabilities—2.71%		1,219,227

NET ASSETS—100.00%		$44,935,540

(a)	Variable rates shown are as of report date.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2011

(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Investments are denominated in U.S. dollars.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2011

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—66.33%

AUSTRALIA—0.89%
Australia (Commonwealth of)
3.00%, 09/20/25	30,000	$38,535
4.00%, 08/20/20	28,000	53,186

		91,721
BRAZIL—10.31%
Brazil (Federative Republic of)
6.01%, 08/15/14	190,000	254,641
6.01%, 08/15/40	132,000	177,875
6.12%, 05/15/15	320,000	421,098
6.12%, 05/15/35	160,000	210,386

		1,064,000
CANADA—2.58%
Canada (Government of)
2.00%, 12/01/41	65,020	89,937
4.25%, 12/01/26	109,783	175,842

		265,779
CHILE—0.94%
Chile (Republic of)
2.98%, 01/01/18	43,888,800	96,905

		96,905
FRANCE—10.69%
France (Republic of)
0.45%, 07/25/16	310,037	446,103
1.10%, 07/25/22	98,048	141,148
3.00%, 07/25/12	133,373	198,211
3.15%, 07/25/32	166,436	318,095

		1,103,557
GERMANY—3.08%
Germany (Federal Republic of)
1.50%, 04/15/16	207,862	317,755

		317,755
GREECE—0.42%
Hellenic Republic
2.90%, 07/25/25	71,330	43,635

		43,635
ISRAEL—1.93%
Israel (State of)
0.50%, 06/30/13	160,000	48,893
3.50%, 04/30/18	280,000	102,855
4.00%, 05/30/36	120,000	47,755

		199,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2011

ITALY—6.14%
Italy (Republic of)
2.10%, 09/15/16	329,402	441,162
2.15%, 09/15/14	21,123	29,167
2.35%, 09/15/35	149,432	163,735

		634,064
JAPAN—2.00%
Japan (Government of)
1.10%, 09/10/16	8,973,000	119,152
1.20%, 12/10/17	6,573,600	86,822

		205,974
MEXICO—2.11%
United Mexican States
2.50%, 12/10/20	1,378,632	117,965
4.00%, 11/15/40	639,101	57,566
5.50%, 12/20/12	456,501	41,758

		217,289
POLAND—0.27%
Poland (Republic of)
3.00%, 08/24/16	76,029	27,839

		27,839
SOUTH AFRICA—1.34%
South Africa (Republic of)
2.50%, 01/31/17	525,041	82,180
3.45%, 12/07/33	326,073	55,744

		137,924
SOUTH KOREA—0.18%
Korea (Republic of)
2.75%, 06/10/20	17,352,312	18,347

		18,347
SWEDEN—1.73%
Sweden (Kingdom of)
3.50%, 12/01/15	480,000	104,075
3.50%, 12/01/28	280,000	74,969

		179,044
TURKEY—1.92%
Turkey (Republic of)
4.00%, 04/01/20	65,211	41,371
7.00%, 10/01/14	232,609	157,006

		198,377
UNITED KINGDOM—19.80%
United Kingdom
0.63%, 03/22/40	210,665	356,214
0.75%, 11/22/47	45,267	81,372
1.25%, 11/22/17	143,215	267,013

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2011

1.25%, 11/22/27	92,079	170,358
1.25%, 11/22/55	86,733	188,388
2.50%, 07/26/16	112,500	623,118
4.13%, 07/22/30	76,000	357,470

		2,043,933

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $6,719,148)		6,845,646

U.S. GOVERNMENT OBLIGATIONS—32.48%

UNITED STATES—32.48%
U.S. Treasury Inflation-Indexed Bonds
1.63%, 01/15/18	43,125	48,704
1.88%, 07/15/13	1,084,640	1,156,158
2.00%, 01/15/16	614,504	695,062
2.00%, 01/15/26	664,574	772,879
2.13%, 02/15/41	218,650	258,110
3.88%, 04/15/29	288,521	420,835

		3,351,748

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,238,473)		3,351,748

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.50%

MONEY MARKET FUNDS—0.50%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	51,971	51,971

		51,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,971)		51,971

TOTAL INVESTMENTS IN SECURITIES—99.31%
(Cost: $10,009,592)		10,249,365
Other Assets, Less Liabilities—0.69%		70,921

NET ASSETS—100.00%		$10,320,286

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2011

Security	Principal(a)	Value

FOREIGN GOVERNMENT BONDS & NOTES—98.36%

AUSTRALIA—4.66%
Australia (Commonwealth of)
3.00%, 09/20/25	100,000	$128,449
4.00%, 08/20/20	180,000	341,913

		470,362
BRAZIL—12.64%
Brazil (Federative Republic of)
6.12%, 05/15/13	550,000	733,225
6.12%, 05/15/35	190,000	249,833
6.12%, 05/15/45	220,000	293,228

		1,276,286
CANADA—4.74%
Canada (Government of)
2.00%, 12/01/41	130,039	179,874
4.25%, 12/01/26	186,631	298,931

		478,805
CHILE—4.27%
Chile (Republic of)
2.98%, 07/01/13	87,777,600	192,926
2.98%, 01/01/18	43,888,800	96,905
2.98%, 01/01/30	43,888,800	94,784
2.98%, 01/01/40	21,944,400	46,231

		430,846
FRANCE—12.58%
France (Republic of)
0.45%, 07/25/16	261,084	375,666
1.10%, 07/25/22	385,932	555,583
2.50%, 07/25/13	164,650	248,031
3.15%, 07/25/32	47,553	90,884

		1,270,164
GERMANY—4.62%
Germany (Federal Republic of)
1.50%, 04/15/16	261,504	399,757
1.75%, 04/15/20	42,136	67,276

		467,033
GREECE—2.98%
Hellenic Republic
2.90%, 07/25/25	492,176	301,079

		301,079
ISRAEL—4.55%
Israel (State of)
0.50%, 06/30/13	504,000	154,012
3.50%, 04/30/18	554,000	203,507

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2011

4.00%, 05/30/36	256,000	101,877

		459,396
ITALY—7.45%
Italy (Republic of)
2.10%, 09/15/16	405,576	543,181
2.35%, 09/15/35	190,814	209,077

		752,258
JAPAN—4.63%
Japan (Government of)
1.10%, 09/10/16	17,347,800	230,360
1.20%, 12/10/17	17,928,000	236,787

		467,147
MEXICO—4.56%
United Mexican States
2.50%, 12/10/20	2,967,255	253,898
3.50%, 12/19/13	1,369,502	124,467
4.00%, 11/15/40	913,002	82,237

		460,602
POLAND—2.04%
Poland (Republic of)
3.00%, 08/24/16	561,636	205,648

		205,648
SOUTH AFRICA—4.62%
South Africa (Republic of)
2.50%, 01/31/17	1,890,146	295,848
3.45%, 12/07/33	996,333	170,329

		466,177
SOUTH KOREA—1.17%
Korea (Republic of)
2.75%, 06/10/20	111,535,645	117,930

		117,930
SWEDEN—4.38%
Sweden (Kingdom of)
3.50%, 12/01/15	1,300,000	281,871
3.50%, 12/01/28	600,000	160,648

		442,519
TURKEY—4.11%
Turkey (Republic of)
4.00%, 04/01/20	184,763	117,219
7.00%, 10/01/14	441,958	298,311

		415,530
UNITED KINGDOM—14.36%
United Kingdom
0.63%, 03/22/40	152,026	257,062

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2011

1.25%, 11/22/17	169,917	316,795
1.25%, 11/22/55	83,186	180,682
2.50%, 07/26/16	56,000	310,175
4.13%, 07/22/30	82,000	385,691

		1,450,405

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $10,050,382)		9,932,187

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.21%

MONEY MARKET FUNDS—0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.01%(b)(c)	21,625	21,625

		21,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,625)		21,625

TOTAL INVESTMENTS IN SECURITIES—98.57%
(Cost: $10,072,007)		9,953,812
Other Assets, Less Liabilities—1.43%		144,557

NET ASSETS—100.00%		$10,098,369

(a)	Principal amounts shown are in local currency of the issuer.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Barclays 0-5 Year TIPS Bond Fund, iShares Floating Rate Note Fund, iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares Barclays 0-5 Year TIPS Bond Fund commenced operations on December 1, 2010. The iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund commenced operations on May 18, 2011. The iShares Floating Rate Note Fund commenced operations on June 14, 2011.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1—Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3—Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Fund	Level 1	Level 2	Level 3	Total
Barclays 0-5 Year TIPS Bond
U.S. Government Obligations	$—	$189,927,418	$—	$189,927,418
Short-Term Investments	16,917,982	—	—	16,917,982

	$16,917,982	$189,927,418	$—	$206,845,400

Floating Rate Note
Corporate Bonds & Notes	$—	$42,206,964	$—	$42,206,964
Foreign Government Bonds & Notes	—	400,261	—	400,261
Short-Term Investments	1,109,088	—	—	1,109,088

	$1,109,088	$42,607,225	$—	$43,716,313

Global Inflation-Linked Bond

Foreign Government Bonds & Notes	$—	$6,845,646	$—	$6,845,646
U.S. Government Obligations	—	3,351,748	—	3,351,748
Short-Term Investments	51,971	—	—	51,971

	$51,971	$10,197,394	$—	$10,249,365

International Inflation-Linked Bond
Foreign Government Bonds & Notes	$—	$9,932,187	$—	$9,932,187
Short-Term Investments	21,625	—	—	21,625

	$21,625	$9,932,187	$—	$9,953,812

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Barclays 0-5 Year TIPS Bond	$204,938,340	$2,110,121	$(203,061)	$1,907,060
Floating Rate Note	43,778,730	4,328	(66,745)	(62,417)
Global Inflation-Linked Bond	10,010,098	328,410	(89,143)	239,267
International Inflation-Linked Bond	10,078,125	5,413	(129,726)	(124,313)

RECENT ACCOUNTING STANDARD

In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the period ended July 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Amount Held Beginning of Period	Gross Additions	Gross Reductions	Principal Amount Held End of Period	Value at End of Period	Interest Income	Net Realized Gain
Floating Rate Note
PNC Funding Corp.
0.45%, 01/31/14	$—	$400,000	$—	$400,000	$396,992	$77	$—

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of July 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 22, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 22, 2011